Average Annual Total Returns - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - Fidelity Series Emerging Markets Debt Fund	Mar. 01, 2024
Fidelity Series Emerging Markets Debt Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.47%
Past 5 years	2.05%
Past 10 years	3.40%
Fidelity Series Emerging Markets Debt Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.61%
Past 5 years	(0.21%)
Past 10 years	0.86%
Fidelity Series Emerging Markets Debt Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.26%
Past 5 years	0.60%
Past 10 years	1.48%
JP075
Average Annual Return:
Past 1 year	11.09%
Past 5 years	1.67%
Past 10 years	3.22%
IXVZ1
Average Annual Return:
Past 1 year	11.09%
Past 5 years	2.19%
Past 10 years	3.18%